EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) - Pension plans [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Discount rate [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Effect on DBO Increase	$ (4,798)
Discount rate [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Effect on DBO Decrease	$ 5,153
Discount rate [Member] | Bancolombia [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Discount rate [Member] | Bancolombia [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	6.20%
Discount rate [Member] | Bancolombia [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Discount rate Value	5.20%
Salary Level [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Effect on DBO Increase	$ 5,540
Salary Level [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Effect on DBO Decrease	$ (5,197)
Salary Level [Member] | Bancolombia [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Salary Level [Member] | Bancolombia [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Salary rate Value	3.95%
Salary Level [Member] | Bancolombia [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Salary rate Value	2.95%
Mortality Table [Member]
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Mortality Table [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Effect on DBO Increase	$ 5,764
Mortality Table [Member] | Bancolombia [Member] | Decrease Level [Member]
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	RV-08 ("Rentistas Validos")